Note C - Acquisition of Endurance Exploration Group Llc Membership Interests: Schedule of Business Acquisitions, by Acquisition (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Business Acquisitions, by Acquisition

Cash	$ 1,940
Fixed assets - net	448,980
Other assets	3,805

Total assets	$ 454,725

Accounts payable assumed	$ 8,927
Accrued expenses assumed	4,625
Shareholder loans assumed	60,000
Equity acquired	381,173

Total liabilities and equity	$ 454,725